Global Strategy Fund Investment Objectives and Goals - Global Strategy Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Global Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high total return.